Other commitments, contingent liabilities and contingent assets - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) Claim
Disclosure of other provisions [line items]
Contractual commitments	$ 10,438
Contractual investment commitments	1,540
Minimum lease commitment, not yet commenced	2,118
Contractual capital commitments	$ 12,196
Number of claims, ruling received | Claim	4
Total number of claims | Claim	5
Number of immaterial claims | Claim	4
Claim from Petrofac
Disclosure of other provisions [line items]
Percentage share of contingent liability	31.85%
Claim from Petrofac | Petrofac International (UAE) LLC
Disclosure of other provisions [line items]
Estimated financial effect	$ 532
New Brazilian law
Disclosure of other provisions [line items]
Percent of savings from ICMS tax incentives	10.00%
KKD oil sands partnership
Disclosure of other provisions [line items]
Proportion of ownership interest divested	40.00%
Top of range | Dispute with Brazilian tax authorities
Disclosure of other provisions [line items]
Estimated financial effect	$ 134
Top of range | New Brazilian law
Disclosure of other provisions [line items]
Estimated financial effect	88
Top of range | KKD oil sands partnership
Disclosure of other provisions [line items]
Estimated financial effect	$ 368